CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2012
CAPITAL STRUCTURE
14.	CAPITAL STRUCTURE

Pursuant to the Company’s extraordinary general meeting held on October 6, 2011, an increase in the authorized share capital from 2,500,000,000 ordinary shares of a nominal or par value of US$0.01 each to 7,300,000,000 ordinary shares of a nominal or par value of US$0.01 each was approved.

On November 29, 2011, the Company issued a total of 40,211,930 ordinary shares to Melco and Crown for shareholders’ loan conversion as disclosed in Note 20(c).

In connection with the Company’s restricted shares granted as disclosed in Note 16, nil, 310,575 and 1,254,920 ordinary shares were vested and issued during the years ended December 31, 2012, 2011 and 2010, respectively.

The Company issued 4,958,293, 6,920,386 and 8,785,641 ordinary shares to its depository bank for issuance to employees and Directors upon their future vesting of restricted shares and exercise of share options during the years ended December 31, 2012, 2011 and 2010 respectively. 1,276,634, 941,648 and 43,737 of these ordinary shares have been issued to employees and Directors upon vesting of restricted shares and 2,966,955, 3,835,596 and 804,285 of these ordinary shares have been issued to employees and Directors upon exercise of share options during the years ended December 31, 2012, 2011 and 2010, respectively. The balance of 11,267,038, 10,552,328 and 8,409,186 ordinary shares continue to be held by the Company for future issuance as of December 31, 2012, 2011 and 2010, respectively.

As of December 31, 2012, 2011 and 2010, the Company had 1,646,792,257, 1,642,548,674 and 1,597,248,925 ordinary shares issued and outstanding, respectively.